Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2026
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	434	—	434	434
Trade receivables	1,933	—	1,933	1,933
Cash and cash equivalents	110,891	—	110,891	110,891
Total assets	113,257		113,257	113,257
Financial liabilities
Financial liabilities	106,611	—	106,611	103,528
Trade payables and other payables	8,769	—	8,769	8,769
Total liabilities	115,380	—	115,380	112,296
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HCR royalty financing, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the HCR royalty financing, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes.

The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk

Liquidity risk arises from the Company’s financial liabilities and significant expenses related to development and manufacturing of nanotechnology products and conducting clinical studies. The Company has incurred operating losses since its inception in 2003 and expects to continue to incur significant losses in the near term.

As of June 30, 2026, the Company had cash and cash equivalents of €110.9 million.

The Company current level of cash and cash equivalents is expected to be sufficient to meet it projected financial obligations and fund our operations beyond the next twelve months from the date of authorization for issuance of these consolidated statements.

Depending on the receipt of financial resources from the Janssen licensing agreement, the Company may plan to pursue possible additional liquidity.

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is mainly derived from certain of its revenue and bank accounts denominated in U.S. dollars. Under the Global License Agreement with Janssen, and the Asia Licensing Agreement (former LianBio contract), the Company has received payments in U.S dollars. During the year ended December 31, 2025 the Company issued the Royalty Financing instrument (see Note 4.6 - Royalty Financing Agreement to the consolidated financial statements as of and for the year ended December 31, 2025) which is denominated in U.S. Dollars and must be remeasured at each reporting date in accordance with IAS 21. Any resulting exchange differences should be recognized in profit or loss.

In managing its foreign currency exposures, the Company maintains a foreign exchange risk management policy that may include the use of forward contracts, collars, and stop-loss instruments. The policy also provides for the investment of excess, non-committed cash in short-term investment strategies. As of June 30, 2026, the Company had no active foreign exchange hedging instruments in place.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the rating and size of the relevant financial institutions.

The Company’s exposure to credit risk chiefly stems from trade receivables related to its customer (Janssen) as of June 30, 2026. Due to the limited number of customers, the Company appropriately monitors its receivables and their payment and clearance. The Company enters into such transactions only with highly reputable, financially sound counterparts.

The Royalty Financing instrument is non-recourse instrument. In the event of a shortfall, and if the aggregate amount of the receivables placed in the trust as of the final maturity date is less than the shortfall amount, bondholders’ recourse is limited to the repayment of the then-outstanding nominal value (i.e. current nominal value) at the final maturity date.

Interest rate risk
The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of term deposits. Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

As of June 30, 2026, loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.

Variable interests on the EIB and HCRx loan are royalty-based and are not subject to market rate risks.